Debt - summary of short-term and long-term debt (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	€ 7,245	€ 7,937
Long-term debt	10,726	16,111
Borrowings	17,971	24,048
Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,696	11,043
Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	3,030	5,068
Notes
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	2,054	2,565
Long-term debt	7,572	9,786
Borrowings	9,626	12,351
Notes | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	5,071	5,763
Notes | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,501	4,023
Borrowings from banks
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	4,132	4,025
Long-term debt	2,780	5,378
Borrowings	6,912	9,403
Borrowings from banks | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	2,278	4,592
Borrowings from banks | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	502	786
Asset-backed financing
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	357	410
Long-term debt	0	0
Borrowings	357	410
Asset-backed financing | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Asset-backed financing | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Other debt
Disclosure of detailed information about borrowings [line items]
Short-term debt and current portion of long-term debt	702	937
Long-term debt	374	947
Borrowings	1,076	1,884
Other debt | Due between one and five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	347	688
Other debt | Due beyond five years
Disclosure of detailed information about borrowings [line items]
Long-term debt	€ 27	€ 259